Distribution Date:	11/15/23	CD 2017-CD6 Mortgage Trust
Determination Date:	11/09/23
Next Distribution Date:	12/15/23
Record Date:	10/31/23	Commercial Mortgage Pass-Through Certificates
Series 2017-CD6

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation

Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270

Certificate Interest Reconciliation Detail	4		60 Wall Street | New York, NY 10005 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Certificate Ratings Detail	7	Special Servicer	Argentic Services Company LP
Bond / Collateral Reconciliation - Balances	8		Andrew Hundertmark	(469) 609-2001	ahundertmark@argenticservices.com
Current Mortgage Loan and Property Stratification	9-13		500 North Central Expressway, Suite 261 | Plano, TX 75074 | United States

Mortgage Loan Detail (Part 1)	14-15	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Mortgage Loan Detail (Part 2)	16-18
			David Rodgers	(212) 310-9821
Principal Prepayment Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	22				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Specially Serviced Loan Detail - Part 2	24	Trustee	Wilmington Trust, National Association

Modified Loan Detail	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	26
		Rating Agency	DBRS, Inc.
Historical Bond / Collateral Loss Reconciliation Detail	27
			DBRS, Inc.
Interest Shortfall Detail - Collateral Level	28
			22 W. Washington St. | Chicago, IL 60602 | United States
Supplemental Notes	29	Rating Agency	Moody's Investors Service, Inc.
			General Contact	(212) 553-1653
			7 World Trade Center | New York, NY 10007 | United States
		Controlling Class	Argentic Securities Income USA LLC
		Representative

Rating Agency Fitch Ratings, Inc.

(212) 908-0500 33 Whitehall Street | New York, NY 10004 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	125039AA5	2.168000%	44,159,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	125039AB3	3.250000%	103,497,000.00	24,751,081.88	0.00	67,034.18	0.00	0.00	67,034.18	24,751,081.88	34.37%	30.00%
A-3	125039AC1	3.104000%	67,649,000.00	67,649,000.00	0.00	174,985.41	0.00	0.00	174,985.41	67,649,000.00	34.37%	30.00%
A-SB	125039AD9	3.332000%	61,062,000.00	49,884,142.53	993,342.81	138,511.64	0.00	0.00	1,131,854.45	48,890,799.72	34.37%	30.00%
A-4	125039AE7	3.190000%	209,460,000.00	209,460,000.00	0.00	556,814.50	0.00	0.00	556,814.50	209,460,000.00	34.37%	30.00%
A-5	125039AF4	3.456000%	257,521,000.00	257,521,000.00	0.00	741,660.48	0.00	0.00	741,660.48	257,521,000.00	34.37%	30.00%
A-M	125039AH0	3.709000%	104,865,000.00	104,865,000.00	0.00	324,120.24	0.00	0.00	324,120.24	104,865,000.00	23.06%	20.13%
B	125039AJ6	3.911000%	42,477,000.00	42,477,000.00	0.00	138,439.62	0.00	0.00	138,439.62	42,477,000.00	18.48%	16.13%
C	125039AK3	4.371776%	45,132,000.00	45,132,000.00	0.00	164,422.51	0.00	0.00	164,422.51	45,132,000.00	13.61%	11.88%
D	125039AQ0	2.750000%	18,060,000.00	18,060,000.00	0.00	41,387.50	0.00	0.00	41,387.50	18,060,000.00	11.66%	10.17%
E-RR	125039AT4	4.380526%	33,708,000.00	33,708,000.00	0.00	123,048.99	0.00	0.00	123,048.99	33,708,000.00	8.02%	7.00%
F-RR	125039AV9	4.380526%	23,894,000.00	23,894,000.00	0.00	87,223.58	0.00	0.00	87,223.58	23,894,000.00	5.44%	4.75%
G-RR	125039AX5	4.380526%	10,619,000.00	10,619,000.00	0.00	38,764.01	0.00	0.00	38,764.01	10,619,000.00	4.30%	3.75%
H-RR*	125039AZ0	4.380526%	39,822,721.00	39,822,721.00	0.00	114,789.73	0.00	0.00	114,789.73	39,822,721.00	0.00%	0.00%
S	125039BB2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	125039BC0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,061,925,721.00	927,842,945.41	993,342.81	2,711,202.39	0.00	0.00	3,704,545.20	926,849,602.60

X-A	125039AG2	1.014541%	848,213,000.00	714,130,224.41	0.00	603,762.11	0.00	0.00	603,762.11	713,136,881.60
X-B	125039AL1	0.469526%	42,477,000.00	42,477,000.00	0.00	16,620.06	0.00	0.00	16,620.06	42,477,000.00
X-D	125039AN7	0.472247%	63,192,000.00	63,192,000.00	0.00	24,868.51	0.00	0.00	24,868.51	63,192,000.00
Notional SubTotal			953,882,000.00	819,799,224.41	0.00	645,250.68	0.00	0.00	645,250.68	818,805,881.60

Deal Distribution Total					993,342.81	3,356,453.07	0.00	0.00	4,349,795.88

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	125039AA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	125039AB3	239.14781955	0.00000000	0.64769201	0.00000000	0.00000000	0.00000000	0.00000000	0.64769201	239.14781955
A-3	125039AC1	1,000.00000000	0.00000000	2.58666662	0.00000000	0.00000000	0.00000000	0.00000000	2.58666662	1,000.00000000
A-SB	125039AD9	816.94249337	16.26777390	2.26837706	0.00000000	0.00000000	0.00000000	0.00000000	18.53615096	800.67471947
A-4	125039AE7	1,000.00000000	0.00000000	2.65833333	0.00000000	0.00000000	0.00000000	0.00000000	2.65833333	1,000.00000000
A-5	125039AF4	1,000.00000000	0.00000000	2.88000000	0.00000000	0.00000000	0.00000000	0.00000000	2.88000000	1,000.00000000
A-M	125039AH0	1,000.00000000	0.00000000	3.09083336	0.00000000	0.00000000	0.00000000	0.00000000	3.09083336	1,000.00000000
B	125039AJ6	1,000.00000000	0.00000000	3.25916661	0.00000000	0.00000000	0.00000000	0.00000000	3.25916661	1,000.00000000
C	125039AK3	1,000.00000000	0.00000000	3.64314699	0.00000000	0.00000000	0.00000000	0.00000000	3.64314699	1,000.00000000
D	125039AQ0	1,000.00000000	0.00000000	2.29166667	0.00000000	0.00000000	0.00000000	0.00000000	2.29166667	1,000.00000000
E-RR	125039AT4	1,000.00000000	0.00000000	3.65043877	0.00000000	0.00000000	0.00000000	0.00000000	3.65043877	1,000.00000000
F-RR	125039AV9	1,000.00000000	0.00000000	3.65043860	0.00000000	0.00000000	0.00000000	0.00000000	3.65043860	1,000.00000000
G-RR	125039AX5	1,000.00000000	0.00000000	3.65043884	0.00000000	0.00000000	0.00000000	0.00000000	3.65043884	1,000.00000000
H-RR	125039AZ0	1,000.00000000	0.00000000	2.88251850	0.76792015	15.46091439	0.00000000	0.00000000	2.88251850	1,000.00000000
S	125039BB2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	125039BC0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	125039AG2	841.92322496	0.00000000	0.71180483	0.00000000	0.00000000	0.00000000	0.00000000	0.71180483	840.75212429
X-B	125039AL1	1,000.00000000	0.00000000	0.39127198	0.00000000	0.00000000	0.00000000	0.00000000	0.39127198	1,000.00000000
X-D	125039AN7	1,000.00000000	0.00000000	0.39353890	0.00000000	0.00000000	0.00000000	0.00000000	0.39353890	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	10/01/23 - 10/30/23	30	0.00	67,034.18	0.00	67,034.18	0.00	0.00	0.00	67,034.18	0.00
A-3	10/01/23 - 10/30/23	30	0.00	174,985.41	0.00	174,985.41	0.00	0.00	0.00	174,985.41	0.00
A-SB	10/01/23 - 10/30/23	30	0.00	138,511.64	0.00	138,511.64	0.00	0.00	0.00	138,511.64	0.00
A-4	10/01/23 - 10/30/23	30	0.00	556,814.50	0.00	556,814.50	0.00	0.00	0.00	556,814.50	0.00
A-5	10/01/23 - 10/30/23	30	0.00	741,660.48	0.00	741,660.48	0.00	0.00	0.00	741,660.48	0.00
X-A	10/01/23 - 10/30/23	30	0.00	603,762.11	0.00	603,762.11	0.00	0.00	0.00	603,762.11	0.00
X-B	10/01/23 - 10/30/23	30	0.00	16,620.06	0.00	16,620.06	0.00	0.00	0.00	16,620.06	0.00
X-D	10/01/23 - 10/30/23	30	0.00	24,868.51	0.00	24,868.51	0.00	0.00	0.00	24,868.51	0.00
A-M	10/01/23 - 10/30/23	30	0.00	324,120.24	0.00	324,120.24	0.00	0.00	0.00	324,120.24	0.00
B	10/01/23 - 10/30/23	30	0.00	138,439.62	0.00	138,439.62	0.00	0.00	0.00	138,439.62	0.00
C	10/01/23 - 10/30/23	30	0.00	164,422.51	0.00	164,422.51	0.00	0.00	0.00	164,422.51	0.00
D	10/01/23 - 10/30/23	30	0.00	41,387.50	0.00	41,387.50	0.00	0.00	0.00	41,387.50	0.00
E-RR	10/01/23 - 10/30/23	30	0.00	123,048.99	0.00	123,048.99	0.00	0.00	0.00	123,048.99	0.00
F-RR	10/01/23 - 10/30/23	30	0.00	87,223.58	0.00	87,223.58	0.00	0.00	0.00	87,223.58	0.00
G-RR	10/01/23 - 10/30/23	30	0.00	38,764.01	0.00	38,764.01	0.00	0.00	0.00	38,764.01	0.00
H-RR	10/01/23 - 10/30/23	30	585,115.01	145,370.40	0.00	145,370.40	30,580.67	0.00	0.00	114,789.73	615,695.68
Totals			585,115.01	3,387,033.74	0.00	3,387,033.74	30,580.67	0.00	0.00	3,356,453.07	615,695.68

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	4,349,795.88
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,375,634.03	Master Servicing Fee	4,565.59
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,823.45
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	399.49
ARD Interest	0.00	Operating Advisor Fee	2,329.49
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,375,634.03	Total Fees	12,408.02

Principal		Expenses/Reimbursements
Scheduled Principal	993,342.81	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	6,773.79
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	993,342.81	Total Expenses/Reimbursements	6,773.79

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,356,453.07
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	993,342.81
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,349,795.88
Total Funds Collected	4,368,976.84	Total Funds Distributed	4,368,977.69

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

Certificate Ratings Detail

				DBRS, Inc.		Fitch Ratings, Inc.		Moody's Investors Service, Inc
				Date Last			Date Last			Date Last
Class		CUSIP	Original	Current¹	Original	Current¹		Original	Current¹
				Changed			Changed			Changed
	A1	125039AA5	AAA	N/A	AAA	PIF	11/01/23	Aaa	N/A	11/01/23
	A2	125039AB3	AAA	AAA	AAA	AAA	11/01/23	Aaa	Aaa	11/01/23
	A3	125039AC1	AAA	AAA	AAA	AAA	11/01/23	Aaa	Aaa	11/01/23
	ASB	125039AD9	AAA	AAA	AAA	AAA	11/01/23	Aaa	Aaa	11/01/23
	A4	125039AE7	AAA	AAA	AAA	AAA	11/01/23	Aaa	Aaa	11/01/23
	A5	125039AF4	AAA	AAA	AAA	AAA	11/01/23	Aaa	Aaa	11/01/23
	XA	125039AG2	AAA	AAA	AAA	AAA	11/01/23	Aa1	Aa1	11/01/23
	XB	125039AL1	AAA	AAA	AA-	AA-	11/01/23	NR	NR	11/01/23
	XD	125039AN7	A (high)	A (high)	BBB	BBB	11/01/23	NR	NR	11/01/23
	AM	125039AH0	AAA	AAA	AAA	AAA	11/01/23	Aa3	Aa3	11/01/23
	B	125039AJ6	AA (high)	AA (high)	AA-	AA-	11/01/23	NR	NR	11/01/23
	C	125039AK3	A (high)	A (high)	A-	A-	11/01/23	NR	NR	11/01/23
	D	125039AQ0	A	A	BBB	BBB	11/01/23	NR	NR	11/01/23
ERR		125039AT4	BBB	N/A	BBB-	N/A	11/01/23	NR	N/A	11/01/23
	FRR	125039AV9	BB (high)	N/A	BB-	N/A	11/01/23	NR	N/A	11/01/23
GRR		125039AX5	BB (low)	N/A	B-	N/A	11/01/23	NR	N/A	11/01/23
HRR		125039AZ0	NR	N/A	NR	N/A	11/01/23	NR	N/A	11/01/23
NR	- Designates that the class was not rated by the above agency at the time of original issuance.
N/A	- Data not available this period.
X	- Designates that the above rating agency did not rate any classes in this transaction at the time of original issuance.
(1)

For any class not rated at the time of original issuance by any particular rating agency, no request has been made subsequent to issuance to obtain rating information, if any, from such rating agency. The current ratings were obtained directly from the applicable rating agency within 30 days of the payment date listed above. The ratings may have changed since they were obtained. Because the ratings may have changed, you may want to obtain current ratings directly from the rating agencies.

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	927,842,945.55	927,842,945.55	Beginning Certificate Balance	927,842,945.41
(-) Scheduled Principal Collections	993,342.81	993,342.81	(-) Principal Distributions	993,342.81
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	926,849,602.74	926,849,602.74	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	927,842,945.65	927,842,945.65	Ending Certificate Balance	926,849,602.60
Ending Actual Collateral Balance	926,849,602.84	926,849,602.84

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.14)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.14)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.38%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 29

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	55,909,593.17	6.03%	45	4.6498	NAP	Defeased	7	55,909,593.17	6.03%	45	4.6498	NAP
	9,999,999 or less	20	123,447,133.79	13.32%	42	4.4346	2.571062	1.39 or less	10	215,698,105.47	23.27%	43	4.4349	1.140922
10,000,000 to 19,999,999		13	177,884,921.92	19.19%	39	4.3841	1.663800	1.40 to 1.49	2	31,833,789.63	3.43%	47	4.7022	1.464280
20,000,000 to 39,999,999		16	444,607,953.86	47.97%	42	4.1043	2.195125	1.50 to 1.74	12	143,654,341.27	15.50%	43	4.2603	1.622722
40,000,000 to 59,999,999		1	50,000,000.00	5.39%	11	3.5410	1.944400	1.75 to 1.99	7	134,845,462.09	14.55%	14	4.0207	1.848360
	60,000,000 or greater	1	75,000,000.00	8.09%	48	4.3550	1.341400	2.00 to 2.99	16	302,208,311.11	32.61%	46	4.0972	2.613855
	Totals	58	926,849,602.74	100.00%	40	4.2248	2.030086	3.00 or Greater	4	42,700,000.00	4.61%	48	3.6791	5.202786
								Totals	58	926,849,602.74	100.00%	40	4.2248	2.030086
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	6	55,909,593.17	6.03%	45	4.6498	NAP	Texas	9	40,430,997.02	4.36%	47	4.4296	1.568652
Arizona	5	18,608,296.30	2.01%	36	4.7896	1.431166	Utah	3	24,925,724.31	2.69%	48	4.4480	2.266200
Arkansas	4	15,792,058.97	1.70%	45	4.6551	0.885587	Virginia	2	9,341,176.99	1.01%	43	4.4945	1.738146
California	14	179,851,858.43	19.40%	36	3.8220	2.527842	Washington	1	12,746,439.31	1.38%	45	4.4700	2.863600
Connecticut	1	2,343,775.74	0.25%	46	3.7025	1.600900	Washington, DC	1	26,000,000.00	2.81%	48	3.6000	3.223500
Florida	7	52,236,183.90	5.64%	46	4.5613	2.076030	Totals	120	926,849,602.74	100.00%	40	4.2248	2.030086
Georgia	1	37,394,370.44	4.03%	45	4.4800	2.757600
									Property Type³
Illinois	4	41,719,330.34	4.50%	27	4.1053	1.772467
Indiana	2	16,571,062.57	1.79%	47	4.2989	0.938484		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Iowa	1	1,946,440.53	0.21%	25	5.2300	1.768600		Properties	Balance	Agg. Bal.			DSCR¹
Kansas	17	23,471,839.99	2.53%	46	4.4122	1.262622	Defeased	6	55,909,593.17	6.03%	45	4.6498	NAP
Louisiana	3	16,912,117.52	1.82%	45	4.7100	0.844400	Industrial	13	56,805,878.03	6.13%	45	4.4621	2.798528
Massachusetts	2	13,459,632.72	1.45%	46	3.7025	1.600900	Lodging	14	161,172,306.52	17.39%	30	4.4596	1.938247
Michigan	1	4,803,557.25	0.52%	48	4.4900	2.190200	Mixed Use	3	118,745,812.28	12.81%	48	4.1215	1.806116
Missouri	1	892,754.78	0.10%	46	3.7025	1.600900	Multi-Family	2	12,629,634.61	1.36%	46	3.8967	8.344026
Nevada	2	15,058,056.84	1.62%	45	4.4457	2.527702	Office	34	298,978,266.95	32.26%	38	3.8983	2.107409
New Jersey	3	79,685,577.08	8.60%	48	4.3405	1.386934	Retail	24	162,608,997.42	17.54%	44	4.6155	1.525994
New Mexico	1	4,029,634.61	0.43%	44	4.8500	2.184600	Self Storage	24	59,999,113.61	6.47%	46	3.8146	1.989130
New York	8	99,910,406.80	10.78%	29	4.0124	2.066615	Totals	120	926,849,602.74	100.00%	40	4.2248	2.030086
North Carolina	2	27,029,500.83	2.92%	45	4.1094	2.619529
Ohio	7	35,780,498.71	3.86%	26	4.0618	2.236932
Pennsylvania	1	20,831,527.36	2.25%	46	4.3400	1.566500
Rhode Island	1	11,620,000.00	1.25%	45	4.5450	1.206300
South Carolina	1	30,219,602.18	3.26%	47	4.1200	2.596700
Tennessee	9	7,327,587.89	0.79%	38	5.5600	1.578500

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	55,909,593.17	6.03%	45	4.6498	NAP	Defeased	7	55,909,593.17	6.03%	45	4.6498	NAP
	3.9999% or less	12	271,178,756.81	29.26%	37	3.5829	2.479199	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.2499%	8	126,234,315.53	13.62%	26	4.1448	2.187055	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.4999%	13	244,359,146.90	26.36%	47	4.4080	1.929834	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	10	172,037,791.27	18.56%	46	4.6371	1.644345	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	8	57,129,999.06	6.16%	40	5.0069	1.475590	49 months or greater	51	870,940,009.57	93.97%	40	4.1975	2.051978
	Totals	58	926,849,602.74	100.00%	40	4.2248	2.030086	Totals	58	926,849,602.74	100.00%	40	4.2248	2.030086
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	55,909,593.17	6.03%	45	4.6498	NAP	Defeased	7	55,909,593.17	6.03%	45	4.6498	NAP
	60 months or less	51	870,940,009.57	93.97%	40	4.1975	2.051978	Interest Only	15	362,870,000.00	39.15%	37	3.9758	2.338122
	61 months to 83 months	0	0.00	0.00%	0	0.0000	0.000000	59 months or greater	36	508,070,009.57	54.82%	42	4.3558	1.847611
	84 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	58	926,849,602.74	100.00%	40	4.2248	2.030086
	Totals	58	926,849,602.74	100.00%	40	4.2248	2.030086
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	7	55,909,593.17	6.03%	45	4.6498	NAP			No outstanding loans in this group
Underwriter's Information		2	42,768,294.99	4.61%	44	3.7655	1.612471
	12 months or less	49	828,171,714.58	89.35%	40	4.2198	2.074675
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	58	926,849,602.74	100.00%	40	4.2248	2.030086
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	304101914	MU	Morristown	NJ	Actual/360	4.355%	281,260.42	0.00	0.00	N/A	11/06/27	--	75,000,000.00	75,000,000.00	11/06/23
2	309151002	SS	Various	Various	Actual/360	3.703%	53,395.24	48,914.65	0.00	N/A	09/06/27	--	16,747,433.42	16,698,518.77	11/06/23
2A	309151102				Actual/360	3.703%	106,790.47	97,829.31	0.00	N/A	09/06/27	--	33,494,867.01	33,397,037.70	11/06/23
3	656120733	OF	Burbank	CA	Actual/360	3.541%	152,459.72	0.00	0.00	N/A	10/06/24	--	50,000,000.00	50,000,000.00	11/06/23
4	309151004	LO	Savannah	GA	Actual/360	4.480%	144,520.68	67,788.33	0.00	N/A	08/06/27	--	37,462,158.77	37,394,370.44	11/06/23
6	309151006	LO	Various	Various	Actual/360	4.710%	154,182.35	53,513.26	0.00	N/A	08/06/27	--	38,014,962.22	37,961,448.96	11/06/23
7	309151007	MU	Lawrence	NY	Actual/360	3.539%	106,661.53	0.00	0.00	N/A	11/06/27	--	35,000,000.00	35,000,000.00	11/06/23
8	309151008	OF	Columbia	SC	Actual/360	4.120%	107,385.64	48,820.23	0.00	N/A	10/06/27	--	30,268,422.41	30,219,602.18	11/06/23
9	304101921	LO	New York	NY	Actual/360	4.190%	114,736.17	0.00	0.00	N/A	11/06/22	11/06/23	31,800,000.00	31,800,000.00	11/06/23
10	656120697	OF	Santa Ana	CA	Actual/360	3.616%	98,084.00	0.00	0.00	N/A	08/01/27	--	31,500,000.00	31,500,000.00	11/01/23
11	301741226	IN	Jacksonville	FL	Actual/360	4.451%	96,024.33	45,033.51	0.00	N/A	10/06/27	06/06/27	25,053,274.34	25,008,240.83	11/06/23
12	304101913	LO	Various	UT	Actual/360	4.448%	95,642.12	44,660.92	0.00	N/A	11/06/27	--	24,970,385.23	24,925,724.31	11/06/23
13	309151013	IN	Various	OH	Actual/360	4.660%	98,782.85	43,182.14	0.00	N/A	08/06/27	--	24,617,075.19	24,573,893.05	11/06/23
14	309151014	OF	Washington DC	DC	Actual/360	3.600%	80,600.00	0.00	0.00	N/A	11/01/27	--	26,000,000.00	26,000,000.00	11/01/23
15	309151015	OF	Sunnyvale	CA	Actual/360	3.636%	77,516.77	34,717.62	0.00	N/A	08/06/27	--	24,754,426.36	24,719,708.74	11/06/23
16	304101900	Various Overland Park		KS	Actual/360	4.450%	85,548.25	40,381.44	0.00	N/A	09/06/27	--	22,325,022.56	22,284,641.12	11/06/23
17	301741214	IN	Durham	NC	Actual/360	4.070%	78,856.25	0.00	0.00	N/A	08/06/27	--	22,500,000.00	22,500,000.00	11/06/23
18	309151018	OF	Allentown	PA	Actual/360	4.340%	77,969.47	31,419.59	0.00	N/A	09/01/27	--	20,862,946.95	20,831,527.36	11/01/23
19	304101917	RT	New York	NY	Actual/360	4.559%	84,404.82	0.00	0.00	N/A	11/06/27	--	21,500,000.00	21,500,000.00	11/06/23
20	304101896	LO	Chicago	IL	Actual/360	4.220%	66,393.33	49,719.51	0.00	N/A	10/06/24	--	18,270,599.62	18,220,880.11	11/06/23
21	301741232	RT	Lubbock	TX	Actual/360	4.726%	81,353.96	29,709.10	0.00	N/A	10/06/27	--	19,990,598.18	19,960,889.08	11/06/23
23	656120736	OF	Santa Monica	CA	Actual/360	3.563%	61,354.17	0.00	0.00	N/A	08/09/27	--	20,000,000.00	20,000,000.00	11/09/23
24	301741224	RT	Baldwin Park	CA	Actual/360	4.840%	71,253.72	28,892.59	0.00	N/A	09/06/27	--	17,096,334.40	17,067,441.81	11/06/23
25	304101919	OF	Santa Monica	CA	Actual/360	4.510%	66,992.29	0.00	0.00	N/A	11/06/27	--	17,250,000.00	17,250,000.00	11/06/23
26	301741221	MF	Royal Oak	MI	Actual/360	4.615%	60,458.51	21,708.08	0.00	N/A	09/06/27	--	15,213,409.21	15,191,701.13	11/06/23
27	306711103	RT	Gurnee	IL	Actual/360	3.990%	16,099.04	0.00	0.00	N/A	10/01/26	--	4,685,628.65	4,685,628.65	11/01/23
27A	306711104				Actual/360	3.990%	32,198.08	0.00	0.00	N/A	10/01/26	--	9,371,257.29	9,371,257.29	11/01/23
28	301741231	RT	Miramar	FL	Actual/360	4.415%	41,692.15	23,895.31	0.00	N/A	10/06/27	--	10,966,408.11	10,942,512.80	11/06/23
28A	309151001				Actual/360	4.415%	5,258.05	3,013.58	0.00	N/A	10/06/27	--	1,383,040.72	1,380,027.14	11/06/23
29	309151029	OF	Everett	WA	Actual/360	4.470%	49,126.72	16,510.84	0.00	N/A	08/01/27	--	12,762,950.15	12,746,439.31	11/01/23
30	301741209	LO	Henderson	NV	Actual/360	4.732%	44,407.07	28,150.95	0.00	N/A	08/06/27	--	10,898,033.66	10,869,882.71	11/06/23
31	407004724	RT	Bradenton	FL	Actual/360	5.000%	44,566.76	17,199.23	0.00	N/A	07/06/27	--	10,350,988.86	10,333,789.63	11/06/23
31A	309154724				Actual/360	5.000%	3,656.99	1,411.31	0.00	N/A	07/06/27	04/06/27	849,365.05	847,953.74	11/06/23
32	301741217	OF	Various	OH	Actual/360	2.750%	26,537.86	0.00	0.00	N/A	07/06/22	07/06/24	11,206,605.66	11,206,605.66	11/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
33	301741215	RT	Cranston	RI	Actual/360	4.545%	45,477.78	0.00	0.00	N/A	08/06/27	--	11,620,000.00	11,620,000.00	11/06/23
34	301741216	RT	Palm Harbor	FL	Actual/360	4.682%	44,017.44	15,372.16	0.00	N/A	09/06/27	--	10,917,776.81	10,902,404.65	11/06/23
35	625100227	RT	Various	AZ	Actual/360	5.030%	42,684.69	18,268.44	0.00	N/A	01/05/26	--	9,854,736.19	9,836,467.75	11/05/23
36	301741212	RT	Various	Various	Actual/360	4.305%	37,370.82	15,364.26	0.00	N/A	08/06/27	--	10,080,921.65	10,065,557.39	11/06/23
37	309151037	MU	Indianapolis	IN	Actual/360	4.450%	33,586.27	18,998.66	0.00	N/A	10/06/27	--	8,764,810.94	8,745,812.28	11/06/23
38	309151038	OF	Cutler Bay	FL	Actual/360	4.140%	31,576.64	16,975.52	0.00	N/A	08/01/27	--	8,857,402.86	8,840,427.34	11/01/23
39	309151039	RT	Suffolk	VA	Actual/360	4.560%	33,934.19	14,540.19	0.00	N/A	06/01/27	--	8,641,984.46	8,627,444.27	11/01/23
40	656120730	OF	Tucson	AZ	Actual/360	4.520%	34,196.60	14,051.46	0.00	N/A	10/06/27	--	8,785,880.01	8,771,828.55	11/06/23
42	304101906	MF	Fountain Valley	CA	Actual/360	3.450%	25,549.17	0.00	0.00	N/A	10/06/27	--	8,600,000.00	8,600,000.00	11/06/23
43	625100268	Various Various		TN	Actual/360	5.560%	35,168.66	17,920.58	0.00	N/A	01/05/27	--	7,345,508.44	7,327,587.86	11/05/23
44	309151044	OF	Indianapolis	IN	Actual/360	4.130%	27,873.34	12,289.41	0.00	N/A	09/06/27	--	7,837,539.70	7,825,250.29	11/06/23
46	309151046	OF	Dallas	TX	Actual/360	4.490%	24,234.94	11,191.45	0.00	N/A	10/06/27	--	6,268,107.01	6,256,915.56	11/06/23
47	301741229	MF	Fayetteville	NC	Actual/360	5.288%	27,314.90	9,286.04	0.00	N/A	10/06/27	07/06/27	5,998,587.67	5,989,301.63	11/06/23
48	301741225	RT	Lubbock	TX	Actual/360	4.470%	20,284.44	7,737.75	0.00	N/A	09/06/27	--	5,269,826.83	5,262,089.08	11/06/23
49	309151049	SS	Amelia Island	FL	Actual/360	4.280%	18,796.33	0.00	0.00	N/A	11/06/27	--	5,100,000.00	5,100,000.00	11/06/23
50	304101909	SS	Eastpointe	MI	Actual/360	4.490%	18,599.32	6,958.29	0.00	N/A	11/06/27	--	4,810,515.54	4,803,557.25	11/06/23
51	407004709	MF	Alamogordo	NM	Actual/360	4.850%	16,858.09	6,888.04	0.00	N/A	07/06/27	--	4,036,522.65	4,029,634.61	11/06/23
52	304101916	RT	Pennsauken	NJ	Actual/360	4.200%	13,871.05	7,156.69	0.00	N/A	11/06/27	--	3,835,312.30	3,828,155.61	11/06/23
53	407004714	RT	San Francisco	CA	Actual/360	4.869%	16,771.00	0.00	0.00	N/A	07/06/27	--	4,000,000.00	4,000,000.00	11/06/23
54	304101907	SS	Various	Various	Actual/360	4.720%	15,518.75	5,274.87	0.00	N/A	11/06/27	--	3,818,171.84	3,812,896.97	11/06/23
55	625100220	RT	Richmond	VA	Actual/360	5.040%	15,992.53	5,443.41	0.00	N/A	01/05/26	--	3,684,915.14	3,679,471.73	11/05/23
56	309151056	IN	Niagara Falls	NY	Actual/360	4.770%	10,675.39	10,362.39	0.00	N/A	11/06/27	--	2,598,999.26	2,588,636.87	11/06/23
57	304101904	IN	Newark	CA	Actual/360	4.000%	10,333.33	0.00	0.00	N/A	10/06/27	--	3,000,000.00	3,000,000.00	11/06/23
58	625100215	RT	West Burlington	IA	Actual/360	5.230%	8,778.58	2,791.70	0.00	N/A	12/05/25	--	1,949,232.23	1,946,440.53	11/05/23
Totals							3,375,634.03	993,342.81	0.00				927,842,945.55	926,849,602.74
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	8,854,562.00	5,100,671.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2	12,910,788.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	64,140,147.94	25,637,820.92	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4	7,648,071.83	7,687,283.37	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	6,394,763.43	4,166,459.65	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,486,434.28	2,673,863.36	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,528,459.00	3,963,404.21	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	31,210.47	1,522,840.00	01/01/23	06/30/23	09/11/23	0.00	0.00	0.00	0.00	0.00	0.00
10	3,963,168.72	1,639,568.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	4,112,046.77	4,225,056.21	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	9,562,576.00	4,817,000.93	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	25,172,837.32	24,077,962.00	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	15,685,835.00	3,924,265.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16	19,503,222.99	14,553,534.12	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,719,101.00	2,039,326.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	2,739,664.92	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,502,906.08	1,147,043.90	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,823,170.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,502,203.29	1,277,087.06	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	55,442,262.37	29,524,548.44	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,480,017.10	816,692.81	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,327,993.41	753,617.89	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	21,279,415.66	10,287,086.07	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,706,337.56	785,124.38	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	1,993,525.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	2,711,765.31	2,753,750.50	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,114,093.38	852,954.03	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
31A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	3,618,469.83	1,115,949.95	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,227,991.32	386,161.82	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,219,590.86	925,790.80	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	25,418.29	0.00
35	1,286,692.02	964,207.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,181,850.00	585,235.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	2,681,717.00	672,837.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,562,443.25	808,630.56	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
39	877,541.00	531,035.11	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	902,780.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	3,448,941.80	1,745,279.16	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1,108,795.56	566,685.78	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	667,928.75	98,481.12	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1,287,098.99	891,196.94	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	545,907.30	434,488.35	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
49	1,254,280.09	623,793.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
50	693,819.00	339,162.50	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
51	622,000.87	486,692.60	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
52	621,917.50	308,354.86	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
53	327,683.00	196,857.30	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	346,795.60	292,036.86	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
57	470,715.00	287,805.44	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
58	253,914.00	129,683.44	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	307,805,786.89	169,356,989.36				0.00	0.00	0.00	0.00	25,418.29	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.224773%	4.200666%	40
10/16/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.224951%	4.200854%	41
09/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.225145%	4.201058%	42
08/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.225321%	4.201244%	43
07/14/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.225495%	4.201428%	44
06/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.225685%	4.210159%	45
05/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.225858%	4.210332%	46
04/14/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.226045%	4.210520%	47
03/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.226215%	4.210691%	48
02/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.255969%	4.240446%	49
01/13/23	0	0.00	0	0.00	0	0.00	1	11,206,605.66	0	0.00	0	0.00	0	0.00	0	0.00	4.256106%	4.237593%	50
12/15/22	0	0.00	0	0.00	0	0.00	1	11,222,210.20	0	0.00	0	0.00	0	0.00	0	0.00	4.256258%	4.237745%	51
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		31,800,000	31,800,000		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		79,427,486	79,427,486		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		29,519,266	29,519,266		0	0
37 - 48 Months		786,102,851	786,102,851		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-23	926,849,603	926,849,603	0	0	0	0
Oct-23	927,842,946	927,842,946	0	0	0	0
Sep-23	928,899,115	928,899,115	0	0	0	0
Aug-23	929,884,706	929,884,706	0	0	0	0
Jul-23	930,866,572	930,866,572	0	0	0	0
Jun-23	931,911,675	931,911,675	0	0	0	0
May-23	932,885,875	932,885,875	0	0	0	0
Apr-23	933,923,587	933,923,587	0	0	0	0
Mar-23	934,890,178	934,890,178	0	0	0	0
Feb-23	936,055,482	936,055,482	0	0	0	0
Jan-23	937,014,003	937,014,003	0	0	0	0
Dec-22	937,984,507	937,984,507	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
9	304101921	31,800,000.00	31,800,000.00	81,000,000.00	10/01/17	1,209,504.00	1.79060	06/30/23	11/06/22	I/O
Totals		31,800,000.00	31,800,000.00	81,000,000.00		1,209,504.00

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
9	304101921	LO	NY	06/30/23	1

The SS and the Borrower are very close to signing a modification/extension of the loan which is expected to close on or before the current loan maturity 11/6/2023. Loan transferred to special servicing effective June 30, 2023 due to Imminent

Balloon/Maturity Default. This follows the first time the loan was transferred to special servicing May 2022, and returned August 2022, following the First Loan Modification closing in 7/22/2022. Borrower is committed to keeping the debt service current and investing additional capital into the property to enhance the collateral. Hotel currently housing migrants through an agreement with the City at 100% occupancy paying $185/room/night.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	304101914	75,000,000.00	4.35500%	75,000,000.00	4.35500%	10	04/27/21	04/06/20	05/10/21
6	309151006	0.00	4.71000%	0.00	4.71000%	10	07/30/21	09/06/20	08/09/21
20	304101896	0.00	4.22000%	0.00	4.22000%	10	12/18/20	12/09/20	--
21	301741232	21,010,770.99	4.72600%	20,982,455.35	4.72600%	10	11/05/20	11/05/20	12/07/20
24	301741224	18,106,516.96	4.84000%	18,081,834.59	4.84000%	10	09/04/20	06/17/20	11/09/20
27	306711103	4,685,628.65	3.99000%	4,685,628.65	3.99000%	10	12/31/20	05/01/20	03/09/21
27A	306711104	9,371,257.29	3.99000%	9,371,257.29	3.99000%	10	12/31/20	05/01/20	03/09/21
32	301741217	0.00	5.21700%	0.00	5.21700%	9	10/14/22	10/14/22	--
45	407004705	6,876,638.09	5.90000%	6,868,869.40	5.90000%	10	02/05/21	02/02/21	02/09/21
Totals		135,050,811.98		134,990,045.28
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	0.00	0.00	2,812.60	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	0.00	0.00	2,076.96	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	0.00	0.00	580.56	0.00	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	0.00	0.00	555.32	0.00	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	0.00	0.00	160.99	0.00	0.00	0.00	0.00	0.00	0.00	0.00
27A	0.00	0.00	0.00	0.00	321.98	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	0.00	0.00	265.38	0.00	0.00	0.00	0.00	0.00	0.00	23,806.88
Total	0.00	0.00	0.00	0.00	6,773.79	0.00	0.00	0.00	0.00	0.00	0.00	23,806.88
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		30,580.67

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Supplemental Notes
None

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